UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-22069
                        ---------------------------------
                       Investment Company Act file number

                      UST Global Private Markets Fund, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Bank of America Capital Advisors, LLC
                                100 Federal Street
                                 Boston, MA 02110
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (800) 647-6972
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 9/30/2008
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

UST GLOBAL PRIVATE MARKETS FUND, LLC
Financial Statements
(Unaudited)
Period from the Commencement of Operations (July 1, 2008) to September 30, 2008

                      UST Global Private Markets Fund, LLC
                              Financial Statements
                                   (Unaudited)
Period from the Commencement of Operations (July 1, 2008) to September 30, 2008


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets ............ 1

Schedule of Investments ...................................................... 2

Statement of Operations ...................................................... 3

Statement of Changes in Members' Equity ...................................... 4

Statement of Cash Flows ...................................................... 5

Financial Highlights ......................................................... 6

Notes to Financial Statements ........................................... 7 - 17


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in CityplaceWashington, StateDC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                                            UST Global Private Markets Fund, LLC
                                  Statement of Assets, Liabilities, and Members'
                                                 Equity - Net Assets (Unaudited)
                                                              September 30, 2008
--------------------------------------------------------------------------------

Assets

Investments, at fair value (cost $148,000) (Note 2)                 $   145,551
Cash and cash equivalents (Note 2)                                   11,389,407
Capital due from Members                                                127,500
Interest receivable                                                      10,101
                                                                  --------------

 Total Assets                                                       $11,672,559
                                                                 ---------------

Liabilities                                                                   -

Total Liabilities                                                             -
                                                                  --------------

Members' Equity - Net Assets                                        $11,672,559
                                                                 ---------------

Members' Equity - Net Assets consists of:
  Members' Capital Paid-in                                          $11,663,363
  Members' Capital Distributed                                                -
  Accumulated realized gains/(losses) and net investment
     income/(loss)                                                       11,645
  Accumulated net unrealized (depreciation) on investments               (2,449)
                                                                 ---------------

Total Net Assets                                                    $11,672,559
                                                                 ---------------

Units of Membership Interests Outstanding
     (11,663 units authorized)(Note 2.f)                              11,663.36
                                                                 ---------------
Net Asset Value Per Unit                                            $  1,000.79
                                                                 ---------------


  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                                             Schedule of Investments (Unaudited)
                                                              September 30, 2008
--------------------------------------------------------------------------------

                                                                                                   % Owndership of
                                         Acquisition                   Fair      % of Members'     Investment Funds        Fund
Portfolio Funds (A),(B)                  Date(s) (C)      Cost (D)     Value   Equity Net Assets          (E)            Strategy
------------------------------------------------------------------------------------------------------------------------------------
Battery Ventures VIII Side Fund, LP       08/2008        148,000       145,551        1.25%              1.30%       Venture Capital
                                                         ----------------------------------
Total investments in Portfolio Funds                     148,000       145,551        1.25%
                                                         =======
Other Assets, Less (Liabilities)                                    11,527,008       98.75%
                                                                    -----------------------
Members' Equity - Net Assets                                       $11,672,559      100.00%


(A) Non-income producing investments, restricted to public resale and illiquid.
(B) Total cost of restricted and illiquid securities at September 30, 2008 is $148,000. Total fair value of restricted and illiquid securities at September 30, 2008 is $145,551.
(C) Listed cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D) Please refer to Note 2.D for information pertaining to the cost of investments.
(E) Ownership % is the Fund's ownership as a percentage of committed capital to a Portfolio Funds.



  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                                             Statement of Operations (Unaudited)
                Period from the Commencement of Operations (July 1, 2008)through
                                                              September 30, 2008
--------------------------------------------------------------------------------


Investment Income/(Loss):

Interest                                                                 14,299
                                                                    ------------

Total Investment Income                                                  14,299
                                                                    ------------

Expenses:

Bank Fees                                                                 2,654
                                                                    ------------
Total Operating Expenses                                                  2,654
                                                                    ------------
Net Investment Income                                                    11,645
                                                                    ------------

Net Realized and Unrealized Gain/(Loss) on Investments (Note2.d)

Net realized gain on investments                                              -
Net change in accumulated unrealized depreciation on investments         (2,449)
                                                                    ------------

Net Realized and Unrealized Gain/(Loss) on Investments                        -
                                                                    ------------


Net Increase in Members' Equity - Net Assets
Derived From Operations                                              $    9,196
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                Statement of Changes in Members' Equity - Net Assets (Unaudited) Period from the Commencement of Operations (July 1, 2008)through
                                                              September 30, 2008
--------------------------------------------------------------------------------

                                                                                                 Potential
                                                                                                 Incentive
                                      Non-Affiliated       Affiliated          Managing          Allocation
                                         Members         Members (Note 3)   Member (Note 3)       (Note 3)            Total
                                     -----------------  -----------------  -----------------  -----------------  --------------
Members' committed capital             $72,830,000        $15,000,000           $887,372        $      -          $88,717,372
                                     =================  =================  =================  =================  ==============


Capital contributions                  $ 9,296,700        $ 2,250,000         $  116,663        $      -          $11,663,363
Capital distributions                            -                  -                  -               -                    -
Income distributions                             -                  -                  -               -                    -
Net income from operations                   9,282              2,246                117               -               11,645
Net realized and unrealized
gain(loss) from operations                  (1,952)              (472)               (25)              -               (2,449)
Net change in potential
 incentive carried interest (Note 3)             -                  -                  -               -                    -
Payments of incentive carried
  interest (Note 3)                              -                  -                  -               -                    -
                                     ----------------   -----------------  -----------------  -----------------  --------------
 Members' capital at September
 30, 2008, net of potential
 incentive allocation                  $ 9,304,030        $ 2,251,774         $  116,755        $      -          $11,672,559
                                     ================   =================  =================  =================  ==============



  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                                             Statement of Cash Flows (Unaudited)
                Period from the Commencement of Operations (July 1, 2008)through
                                                              September 30, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net Increase in Members' Equity - Net Assets
   Derived from Operations                                          $     9,196
Adjustments to reconcile net Increase in Members' -Equity
   Net Assets Derived from Operations to net cash used
   in operating activities:
           Net unrealized loss from Portfolio Fund                        2,449
           Purchases of Portfolio Funds                                (148,000)
           Proceeds from distributions from Portfolio Funds                   -
           Increase in interest receivable                              (10,101)
                                                            --------------------
Net (Cash Used) in Operating Activities                                (146,456)
                                                            --------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' capital contributions                         11,663,363
Payments to Members' for capital distributions                                -
Increase in capital due from Members                                   (127,500)
                                                            --------------------

Net Cash Provided by Financing Activities                            11,535,863
                                                            --------------------

Net increase  in cash and cash equivalents                           11,389,407
Cash and cash equivalents at beginning of period                              -
                                                            --------------------

Cash and Cash Equivalents at End of Period                          $11,389,407
                                                            --------------------


  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                           Period from the
                                                      Commencement of Operations
                                                      (July 1, 2008). through
                                                        September 30, 2008
                                                     ---------------------------

Per Unit Operating Performances (1)

  NET ASSET VALUE, BEGINNING OF PERIOD (2)                     $1,000.00

  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                          1.00
     Net realized and unrealized gain on investments               (0.21)
     Net change in incentive carried interest                       0.00
                                                     ---------------------------
       Net increase in net assets resulting from
         operations after incentive carried interest                0.79
                                                     ---------------------------

 DISTRIBUTIONS TO MEMBERS:
     Net change in Members' Capital due to distributions
         to Members                                                 0.00
                                                     ---------------------------
NET ASSET VALUE, END OF PERIOD                                 $1,000.79
                                                     ---------------------------
TOTAL NET ASSET VALUE RETURN                                        0.08%
                                                     ---------------------------


RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period in thousands (000)                    $11,673
  Ratios to Average Net Assets: (3)
  Expenses excluding incentive carried interest                     0.03%
  Net change in Incentive carried interest                             -
  Expenses plus incentive carried interest                          0.03%
  Net investment income excluding incentive carried interest        0.15%
  Portfolio Turnover Rate                                              -

INTERNAL RATE OF RETURNS:
  Internal Rate of Return before Incentive Carried
    Interest including expenses (4)                                 0.58%
  Internal Rate of Return after Incentive Carried
    Interest including expenses (4), (5)                            0.58%

  (1) Selected data for a unit of membership interest outstanding throughout the period.
  (2) The net asset value for the beginning period July 1, 2008 (Commencement of Operations) to September 30, 2008 represents the initial contribution per unit of $1,000.
  (3) Ratios do not reflect the Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds. The Portfolio Funds expense ratios have been obtained from unaudited Financial Statements. The Portfolio Funds expense ratios excluding incentive carried interest and expenses plus incentive carried interest are both 5.05% . The Portfolio Funds management fees are 2.50% on committed capital during the initial investment period and typically decrease over time as the Portfolio Fund seeks to exit investments. The Portfolio Funds carried interest is 25% of profits generated by the Portfolio Funds.
  (4) The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), out flows (capital and stock distributions), and the ending net assets before Incentive Carried Interest at the end of the period (residual value) as of each measurement date.
  (5) The Internal Rate of Return is computed based on the actual date of the cash inflows (capital contributions), out flows (capital and stock distributions), and the ending net assets after Incentive Carried Interest at the end of the period (residual value) as of each measurement date.

  The accompanying notes are an integral part of these financial statements.

                                            UST Global Private Markets Fund, LLC
                                       Notes to Financial Statements (Unaudited)
                                                              September 30, 2008
--------------------------------------------------------------------------------
1. Organization

UST Global Private Markets Fund, LLC (the "Fund") is a closed-end management investment company which has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years, with an option on the part of the Board of Managers of the Fund (the "Board" or the "Board of Managers"), with the consent of members of the Fund ("Members") holding more than 50% of the outstanding units, to extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

The Fund's investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively, the "Portfolio Funds"). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

U.S. Trust Hedge Fund Management, Inc., or an affiliate (the "Special Member"), serves as the Special Member of the Fund pursuant to the Limited Liability Company Agreement (the "Company Agreement"). Bank of America Capital Advisors LLC (the "Investment Adviser") serves as the investment adviser of the Fund. The Investment Adviser, subject to supervision by the Board, has overall responsibility for the investment selection, management and operation of the Fund. The Investment Advisor has made an investment in the Fund in exchange for
116.66 units or approximately 1.00% of the Fund's net assets.

The Investment Adviser was created in 1998 principally to serve as an investment manager and adviser for third-party investors and Bank of America Corporation ("Bank of America') affiliates desiring investments in the private equity asset class. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("the Advisers Act").

The Investment Adviser and the Special Member are indirect wholly-owned subsidiaries of Bank of America. Bank of America is a Delaware corporation, a bank holding company and a financial holding company that provides a diverse range of financial services and products.

Pursuant to the Fund's private placement memorandum, the business and affairs of the Fund are monitored and overseen by the Board. The Board of Managers exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of an investment company registered under the Investment Company Act organized as a corporation.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------
2. Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements.

a. Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with PNC Bank, N.A. All highly liquid short-term investments, if any, are listed separately on the Schedule of Investments.

b. Investment Valuation

The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board. In determining its net asset value, the Fund will value its investments as of such quarter-end.

The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Portfolio funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such quarter-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interest were redeemed at the time of valuation (although it is not generally expected that the types of Portfolio Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

At September 30, 2008, the value assigned to the Portfolio Funds was $145,551 or 1.25% of the Fund's net assets. Such securities were valued by the Investment Adviser under the supervision of the Board of Managers. The values assigned to interests in the Portfolio Funds are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies and Recently Issued Accounting Standards (continued)

b. Investment Valuation (continued)

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Fund's investments in Portfolio Funds, such risks are limited to the Fund's capital balance in each such Portfolio Fund, which is the current value as included in the Portfolio of Investments.

c. Short-term Investments

The Fund may invest in short-term notes that are stated at amortized cost, which approximates fair value. At September 30, 2008, the Fund did not invest in short-term notes.

d. Security Transactions and Investment Income

The Fund will initially record distributions from Portfolio Funds based on the information from distribution notices when distributions are received. Thus, the Fund would recognizes its share of realized gains or (losses) and the Fund's share of net investment income or (loss) based upon information received from the Portfolio Funds managers within the Statement of Operations. Unrealized appreciation (depreciation) on investments, within the Statement of Operations, includes the Fund's share of unrealized gains and losses, realized undistributed gains, the Fund's share of net investment income or (loss) that is undistributed from a Portfolio Fund.

e. Income Taxes

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund is not be subject to income tax. Rather, each Member, in computing income tax, will include their allocable share of the Fund items of income, gains, losses, deductions and expenses.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2008, the Fund has not received information to determine the tax cost of the Portfolio Funds. Our current estimate of the tax cost basis of the Portfolio Funds is $148,000.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies and Recently Issued Accounting Standards (continued)

f. Contribution and Distribution Policy

Distributions are recorded on the ex-dividend date to unitholders of record on the record date. Units are issued at a cost per unit of $1,000 when contributions are paid.

g. Restrictions on Transfer

Interests of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

h. Fees of the Underlying Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees referred to as an allocation. In addition to the Fund level expenses shown on the Fund's statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Fund has disclosed in the Financial Highlights, a range of the expense ratios and fees charged by the Portfolio Funds when available.

i. Foreign Currency Gains and Losses

The books and records of the Fund are maintained in U.S. dollars. Generally, assets and liabilities denominated in non-U.S. dollar currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains or losses and expenses are translated at the transaction date exchange rates. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in fair values of the investments during the period.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies and Recently Issued Accounting Standards (continued)

j. Incentive Carried Interest

The Special Member will receive a carried interest of 10%. The carried interest is not earned by the Special Member until 125% of all drawn capital commitments are returned to the Members (including the Special Member). After a 125% return of all drawn commitments has been made, all future distributions will be split 90% to Members (including the Special Member) pro rata in accordance with their respective capital contributions and 10% to the Special Member (the "Incentive Carried Interest"). The Special Member will not collect any of the carried interest that it may have earned until after the fourth anniversary of the final closing (the anticipated time frame in which all, or substantially all, of the commitments that the Fund intends to invest will have been drawn).

k. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Management Fee, Administration Fee and Related Party Transactions

Under the Advisory Agreement, the Fund pays the Investment Adviser an annual fixed fee of $2 million, plus an annual variable fee of 0.65% of the Fund's net asset value (exclusive of assets held in cash and cash equivalents). No advisory fees will be paid by the Fund until the final closing. As more fully described in Note 4, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members (including the Special Member) pro rata in accordance with their respective drawn commitments and 10% to the Special Member. The Incentive Carried Interest is paid in addition to the 0.65% management fee. At September 30, 2008, the accrued and unpaid Incentive Carried Interest was $0.

The Investment Adviser bears all costs incurred with providing investment advisory and administrative services to the Fund. The Investment Adviser will also bear all of the Fund's organizational expenses, expenses relating to the offer and sale of units (except for placement fees), and Fund expenses until the final closing. Total expenses paid for on behalf of the Fund total $552,361.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

3. Management  Fee,   Administration   Fee  and  Related  Party   Transactions
   (continued)

Bank of America, N.A., Banc of America Investment Services, Inc. ("BAI") and UST Securities Corp. serve as the placement agents to the Fund (collectively the "Placement Agents"). BAI is compensated for providing its services by receiving a placement fee. In connection with the subscription, certain Members are required to pay a placement fee (sales load) to BAI as follows: (i) 2% of the aggregate capital commitment amount if such Member's capital commitment is less than $250,000; or (ii) 1% of the aggregate commitment amount if such Member's capital commitment is equal to or greater than $250,000. As of September 30, 2008, the Fund has collected and transferred to BAI $315,410.

Pursuant to an Administrative and Accounting Services Agreement, the Fund retains J.D. Clark & Company ("the Administrator"), as administrator, accounting, tax preparer, and investor services agent. In consideration for these services, the Fund pays the Administrator a variable fee between 0.0125% and 0.0250%, based on average quarterly net assets subject to a minimum quarterly fee.

The Board is made up of three managers each of whom is not an "Interested person" of the Fund as defined by Section 2(a)(19) of the Investment Company Act ("the Independent Managers"). Currently, the Independent Managers are each paid an annual retainer of $5,000 ($6,000 for the Chairperson of the Board and $500 for the Chairperson of the Audit Committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the Chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each Audit Committee meeting (whether held in-person or by telephone). The Independent Managers are also reimbursed for travel-related expenses. The Board does not have a compensation committee.

An "Affiliated person" (as defined in the Investment Company Act) of another person means (A) any person directly or indirectly owning, controlling, or holding with power to vote, 5 per centum or more of the outstanding voting securities of such other person; (B) any person 5 per centum or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (C) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (D) any officer, director, partner, copartner, or employee of such other person; (E) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2008, one member had an ownership of approximately 16.90% of the Fund's total commitments and is deemed an "Affiliated Member". There are no other affiliations between the Affiliated Member and the Fund other than by virtue of the commitments made.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

4. Allocations of Capital and Net Profits or Net Losses to Members

  A. Capital contributions shall be credited to each Members capital account when paid. Capital contributions will be determined based on a percentage of commitments.
  B. Distributions shall be made of available cash (net of reserves that the Managers deem reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member's respective Percentage Interest, as defined in the company agreement. Distributions from the Fund are made in the following priority:
        a. a 125% return of all drawn commitments to Members (including the Special Member) until all the drawn commitments are returned to Members; and
        b. a 90%/10% split between the Members (including the Special Member) and the Special Member. The Special Member will not collect any of the Carried Interest that it may have earned until after the fourth anniversary of the final closing.
  C. The net profits or net losses of the Company are allocated as of the end of each fiscal period in accordance with their respective Percentage Interest for the period.

5. Capital Commitments of Fund Members to the Fund

As of September 30, 2008, each Member participating in the first close, including the Investment Adviser, has contributed 15% of its total $77,755,756 capital commitment to the Fund. The second close was held September 30, 2008 bringing total commitments to the Fund to $88,717,372. The amount called from inception to date as of September 30, 2008 is $11,663,363, which represents 13.15% of total commitments. The amount remaining to be called is $77,054,009, which represents 86.85% of total commitments. The Fund did not collect approximately $127,500 or 1.09% of the amount called from inception to date. In accordance with the provisions of the company agreement and as disclosed in the Private Placement Memorandum the Fund reserves the right to (a) exclude defaulting Members from future capital calls and (b) allocate expenses incurred to those Members who are in default of their capital call to the extent allowable and permitted under applicable law.

6. Capital Commitments of the Fund to Portfolio Funds

As of September 30, 2008, the Fund had unfunded investment commitments to Portfolio Funds totaling $2,000,000 as listed.
                                                                  Unfunded
  Fund Investments:                          Commitment         Commitments
  --------------------------------------------------------------------------
  Battery Ventures VII Side Fund, L.P.      $  2,000,000       $  1,852,000

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

7. Description of Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot redeem its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

8. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. New Accounting Pronouncements

Effective April 1, 2007, the Fund adopted the Financial Accounting Standards Board ("FASB") FASB interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund's financial statements. The statute of limitations on the Fund's U.S. Federal tax returns will remain open for three years. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

On September 2006, the FASB released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

9. New Accounting Pronouncements (continued)

   Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
   Level 2 - Quoted prices which are not active, or inputs that are observable
             (either directly or indirectly) for substantially the full term of the asset or liability; and
   Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at September 30, 2008.



                                                                                               Prices, inputs or
                                                                                              modeling techniques
                                                     Unadjusted              Quoted              that are both
                                                  quoted prices in       prices which are   significant to the fair
                                                 active markets for   not active, or inputs    value measurement
                                                identical securities   that are observable      and unobservable
                                                      (Level 1)             (Level 2)              (Level 3)              Total
                                               -------------------------------------------------------------------------------------
   Investments in Securities                               -                     -                $ 145,551            $ 145,551

   ---------------------------------------------------------------------------------------------------------------------------------
     Totals                                                -                     -                $ 145,551            $ 145,551
   =================================================================================================================================
   Liabilities:
     Investments in Securities                             -                     -                        -                    -

   ---------------------------------------------------------------------------------------------------------------------------------
     Totals                                                -                     -                        -                    -
   =================================================================================================================================

Consistent with and as more fully described in Note 2.b, the Fund values its Portfolio Fund investments using amounts reported by the Portfolio Funds' managers. As the net asset value reported by the Portfolio Funds' managers, which is the primary input to the valuation of the Fund's investment in the Portfolio Funds, is not considered an observable input, the Fund's investments in
Portfolio Funds are classified as Level 3 assets.


                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

9. New Accounting Pronouncements (continued)

The following is a reconciliation of the Investments in Securities within Level 3 used in determining value:
                                 Prices, inputs or modeling
                                  techniques that are both
                                significant to the fair value
                                measurement and unobservable
                                          (Level 3)
                               --------------------------------
  Balance as of 7/1/08                        -
  Realized gain/(loss)                        -
  Net investment
    income/(loss) from
    Portfolio Funds                        (2,449)
  Change in
    appreciation/(depreciation)               -
  Net purchases/(sales)                    148,000
  Net transfers in and out of
    Level 3                                   -

                               --------------------------------
  Balances as of 9/30/08                  $145,551
                               ================================

FASB issued Statement No. 159 ("SFAS 159") in February 2007. "The Fair Value Option for Financial Assets and Financial Liabilities", which is effective for Financial Statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Fund is reviewing the statement and its impact on the financial statements.

10. Concentration of Market, Credit and Industry Risk

The Fund may enter investments which are subject to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

                                            UST Global Private Markets Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
                                                              September 30, 2008
--------------------------------------------------------------------------------

10. Concentration of Market, Credit and Industry Risk (continued)

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds' valuations.

11. Subsequent Events

On October 16, 2008, the Fund called 5% of committed capital totaling $3,887,788 from the investors admitted in the first close and 20% of committed capital totaling $2,192,324 from the investors admitted in the second close, which was due on October 30, 2008.

During the period October 1, 2008 through November 15, 2008, the Fund made additional capital contributions and commitments to Portfolio Funds as follows:

                                       Commitments  Contributions
                                       ----------------------------
Battery Ventures VIII Side Fund, L.P.  $  2,000,000 $      250,000
Charterhouse Capital Partners IX*      $  7,023,261 $            -
SPC Partners IV, L.P.                  $  5,000,000 $            -
Starwood Global Opportunities
   Fund VIII, L.P.                     $  7,000,000 $            -

   * The commitment made to Charterhouse Capital Partners IX is (euro)5,000,000 and is valued as of November 15, 2008.

Effective November 14, 2008, Mr. Raghav Nandagopal resigned as a member of the portfolio management team of the Fund.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports



ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders my recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation SK
(17 CFR 229.407)(as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar funtions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act
(17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------

(a)(1)     Not applicable for semi-annual reports

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a) (3)    Not applicable

(b)        Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ----------------------------------------------
 By (Signature and Title) /s/ James D. Bowden
                        --------------------------
                              James D. Bowden, Principal Executive Officer
Date December 8, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date December 8, 2008
     ----------------